COST OF SALES	12 Months Ended
Dec. 31, 2023
Cost Of Sales
COST OF SALES

NOTE 13 – COST OF SALES

	Year ended December 31
	2023	2022

Salaries and related expenses	21,441	32,583
Materials	26,804	77,281
Vehicle maintenance	6,868	18,175
Travel expenses	-	4,115
Other expenses	65	26,159
Cost of sales	55,178	158,313